Business Combination (Details) - USD ($)				1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 10, 2022	Feb. 04, 2022	Jan. 06, 2022	Feb. 22, 2022	Dec. 21, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Business Combination (Details) [Line Items]
Common stock, par value (in Dollars per share)						$ 0.001	$ 0.001		$ 0.001
Common stock aggregate shares (in Shares)						3,072,870	3,072,870
Common stock reserved for issuance (in Shares)						167,867
Common stock reserved for issuance (in Shares)						15,381,501	1,544,038	4,207,776	666,705
Common stock shares issued (in Shares)						12,944,213
Common stock shares outstanding (in Shares)						1,294,421
Business combination, shares issued (in Shares)						3,480,692	3,480,692
Cash price per share (in Dollars per share)						$ 10.2	$ 10.2
Aggregate share value						$ 35,500,000	$ 35,500,000
Escrowed amount						7,700,000	7,600,000
Released amount						4,200,000	$ 4,200,000
Promissory notes						$ 796,882
Petra Share Repurchase [Member]
Business Combination (Details) [Line Items]
Business combination, shares issued (in Shares)					750,000	750,000
Conversion rate (in Dollars per share)						$ 10.2031
Forward Share Purchase agreement [Member]
Business Combination (Details) [Line Items]
Shares repurchased (in Shares)						750,000
Shares amount repurchased escrowed and returned						$ 7,700,000
Petra Acquisition, Inc [Member]
Business Combination (Details) [Line Items]
Ownership percentage						23.70%	23.70%
Petra Common Stock [Member]
Business Combination (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.001
Common stock reserved for issuance (in Shares)			432,072
Aggregate purchase price					$ 4,500,000
Common stock, redemption value			$ 4,500,000		$ 31,500,000
Aggregate shares purchased (in Shares)			432,072
Restricted Stock Units (RSUs) [Member]
Business Combination (Details) [Line Items]
Common stock reserved for issuance (in Shares)						460,706
Business Combination [Member]
Business Combination (Details) [Line Items]
Common stock, par value (in Dollars per share)						$ 0.001			$ 0.001
Common stock constituting shares (in Shares)						10,500,000	10,500,000
Common stock aggregate shares (in Shares)						9,871,343	9,871,343
Business Combination [Member] | Forward Share Purchase agreement [Member]
Business Combination (Details) [Line Items]
Shares repurchased (in Shares)		750,000
Shares amount repurchased escrowed and returned		$ 7,700,000
Petra Acquisition, Inc [Member]
Business Combination (Details) [Line Items]
Promissory notes	$ 105,490			$ 691,392
Total principal amount						$ 750,000
Accrued interest						46,882
Goodwill						0
Other intangible assets						$ 0